Provisions - Schedule of Possible Losses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Possible losses	R$ 11,460	R$ 9,781
Labour Provision [member]
IfrsStatementLineItems [Line Items]
Possible losses	1,042	1,363
Customer Relations [member]
IfrsStatementLineItems [Line Items]
Possible losses	743	346
Other Civil Actions [member]
IfrsStatementLineItems [Line Items]
Possible losses	637	613
Civil Cases [member]
IfrsStatementLineItems [Line Items]
Possible losses	1,380	959
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Possible losses	3,329	2,474
Regulatory [member]
IfrsStatementLineItems [Line Items]
Possible losses	3,595	3,145
Other [member]
IfrsStatementLineItems [Line Items]
Possible losses	R$ 2,114	R$ 1,840